Supplement dated December 16, 2009 to the Prospectus and
Statement of Additional Information of each Fund named below regarding
Changes in Fund Name

The Board of Directors/Trustees for each Fund listed below has approved a name change for the Fund and for the registered investment company (RIC) of which the Fund is a series.  The name changes will be implemented on or about February 16, 2010.   The current name and new name of each Fund and its RIC are listed in the table below.

Current RIC and Fund Name	New RIC and Fund Name to be implemented on or about February 16, 2010
Dryden Core Investment Fund Short-Term Bond Series Taxable Money Market Series	Prudential Investment Portfolios 2 Prudential Core Short-Term Bond Fund Prudential Core Taxable Money Market Fund
Jennison 20/20 Focus Fund	Prudential Jennison 20/20 Focus Fund
JennisonDryden Opportunity Funds Dryden Strategic Value Fund Jennison Select Growth Portfolio	Prudential Investment Portfolios 3 Prudential Strategic Value Fund Prudential Jennison Select Growth Fund
Dryden Government Income Fund, Inc.	Prudential Government Income Fund, Inc.
Prudential Institutional Liquidity Portfolio, Inc. Institutional Money Market Series	Prudential Institutional Money Market Fund, Inc.
Dryden Global Real Estate Fund	Prudential Global Real Estate Fund
Dryden Municipal Bond Fund High Income Series	Prudential Investment Portfolios 4 Prudential Muni High Income Fund
Strategic Partners Style Specific Funds Jennison Conservative Growth Fund Dryden Small Cap Value Fund	Prudential Investment Portfolios 5 Prudential Jennison Conservative Growth Fund Prudential Small-Cap Value Fund
MoneyMart Assets, Inc.	Prudential MoneyMart Assets, Inc.
Dryden California Municipal Fund California Income Series	Prudential Investment Portfolios 6 Prudential California Muni Income Fund
Dryden High Yield Fund, Inc.	Prudential High Yield Fund, Inc.
Dryden National Municipals Fund, Inc.	Prudential National Muni Fund, Inc.
Jennison Blend Fund, Inc.	Prudential Jennison Blend Fund, Inc.
Jennison Mid-Cap Growth Fund, Inc.	Prudential Jennison Mid-Cap Growth Fund, Inc.
JennisonDryden Portfolios Jennison Value Fund	Prudential Investment Portfolios 7 Prudential Jennison Value Fund
Dryden Index Series Fund Dryden Stock Index Fund	Prudential Investment Portfolios 8 Prudential Stock Index Fund
Prudential Investment Portfolios, Inc.
     Dryden Asset Allocation Fund
     Jennison Equity Opportunity Fund
     Jennison Growth Fund
     JennisonDryden Conservative Allocation Fund
     JennisonDryden Growth Allocation Fund
     JennisonDryden Moderate Allocation Fund

Prudential Investment Portfolios, Inc.
     Prudential Asset Allocation Fund
     Prudential Jennison Equity Opportunity Fund
     Prudential Jennison Growth Fund
     Prudential Conservative Allocation Fund
     Prudential Growth Allocation Fund
     Prudential Moderate Allocation Fund

Jennison Small Company Fund, Inc.	Prudential Jennison Small Company Fund, Inc.
Dryden Tax-Managed Funds Dryden Large-Cap Core Equity Fund	Prudential Investment Portfolios 9 Prudential Large-Cap Core Equity Fund
Prudential World Fund, Inc. Dryden International Equity Fund Dryden International Value Fund	Prudential World Fund, Inc. Prudential International Equity Fund Prudential International Value Fund
Strategic Partners Mutual Funds, Inc. Dryden Mid-Cap Value Fund Jennison Equity Income Fund	Prudential Investment Portfolios, Inc. 10 Prudential Mid-Cap Value Fund Prudential Jennison Equity Income Fund
Dryden Small-Cap Core Equity Fund, Inc.	Prudential Small-Cap Core Equity Fund, Inc.
Jennison Natural Resources Fund, Inc.	Prudential Jennison Natural Resources Fund, Inc.
Dryden Global Total Return Fund, Inc.	Prudential Global Total Return Fund, Inc.
Dryden Total Return Bond Fund, Inc.	Prudential Total Return Bond Fund, Inc.
Dryden Government Securities Trust Money Market Series	Prudential Investment Portfolios 11 Prudential Government Securities Money Market Fund
Prudential Sector Funds, Inc. d/b/a JennisonDryden Sector Funds
     Prudential Financial Services Fund d/b/a Dryden
          Financial Services Fund
     Prudential Health Sciences Fund d/b/a Jennison
          Health Sciences Fund
     Prudential Utility Fund d/b/a Jennison Utility Fund

Prudential Sector Funds, Inc.

Prudential Financial Services Fund

Prudential Health Sciences Fund d/b/a Prudential
          Jennison Health Sciences Fund
     Prudential Utility Fund d/b/a Prudential Jennison
          Utility Fund

Dryden Short-Term Bond Fund, Inc. Dryden Short-Term Corporate Bond Fund, Inc.	Prudential Short-Term Corporate Bond Fund, Inc.

LR319